GECAS Transaction - Narrative (Detail) shares in Millions, $ in Billions	Nov. 01, 2021 USD ($) director shares
Business Acquisition [Line Items]
Number of directors | director	11
AerCap Holdings N.V. | General Electric
Business Acquisition [Line Items]
Ownership percentage by GE (in percentage)	46.00%
GE Capital Aviation Services Due 2023
Business Acquisition [Line Items]
Payments to acquire businesses, gross | $	$ 23
Business combination, consideration transferred, liabilities incurred | $	$ 1
Number of newly appointed directors | director	2
GE Capital Aviation Services Due 2023 | Minimum
Business Acquisition [Line Items]
Business combination, consideration transferred, equity interests issued, shares lock-up period	9 months
GE Capital Aviation Services Due 2023 | Maximum
Business Acquisition [Line Items]
Business combination, consideration transferred, equity interests issued, shares lock-up period	15 months
GE Capital Aviation Services Due 2023 | Ordinary share capital
Business Acquisition [Line Items]
Stock issued during period, shares, acquisitions | shares	111.5